Debt securities	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Debt securities
6 Debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	2024	2023
Debt securities at fair value through other comprehensive income	42,219	38,281
Debt securities at amortised cost	50,273	48,313
Debt securities at fair value through other comprehensive income and amortised cost	92,493	86,594

Trading assets	10,080	6,907
Debt securities designated and measured at fair value through profit or loss	4,718	4,470
Debt securities mandatorily measured at fair value through profit or loss	789	894
Total debt securities at fair value through profit or loss	15,586	12,270
	108,078	98,864
ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 97,999 million (31 December 2023: EUR 91,957 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL [1]		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Government bonds	289	362	24,757	20,988	22,734	24,050	47,780	45,400
Central bank bonds	444	446			2,900	2,043	3,344	2,489
Sub-sovereign, Supranationals and Agencies	1,027	1,354	11,513	11,587	15,445	14,639	27,985	27,580
Covered bonds			4,108	4,084	5,683	5,231	9,791	9,315
Corporate bonds	848	799	79	127	106	109	1,033	1,035
Financial institutions' bonds	2,141	1,645	980	483	139	186	3,261	2,314
ABS portfolio	757	758	794	1,025	3,281	2,077	4,832	3,860
	5,506	5,363	42,231	38,293	50,288	48,335	98,026	91,991
Loan loss provisions			-12	-13	-15	-22	-27	-34
Debt securities portfolio	5,506	5,363	42,219	38,281	50,273	48,313	97,999	91,957
[1]Debt securities at FVPL includes both debt securities designated - and mandatorily measured at fair value through profit or loss.